CONSOLIDATED STATEMENTS OF CASH FLOWS - Rigetti Computing, Inc - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (10,470)	$ (7,787)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,390	1,144
Stock-based compensation	11,481	597
Change in fair value of earn-out liability	9,634	0
Change in fair value of derivative warrant liabilities	(5,822)	0
Change in fair value of forward contract—liabilities	(2,970)
Amortization of debt issuance cost	236
Accretion of debt end of term liabilities	46
Amortization of exit fee asset	47
Changes in operating assets and liabilities:
Accounts receivable	282	191
Prepaid expenses and other current assets	(3,054)	155
Other assets	(918)	(1)
Deferred revenue	(466)	(585)
Accounts payable	1,482	259
Accrued expenses and other current liabilities	2,606	334
Other liabilities	43	(102)
Net cash used in operating activities	(15,721)	(5,795)
Cash Flows from Investing Activities:
Purchases of property and equipment	(2,836)	(1,488)
Net cash used in investing activities	(2,836)	(1,488)
Cash Flows from Financing Activities:
Proceeds from Business Combination, net of transaction costs paid	225,604
Transaction costs paid directly by Rigetti	(16,731)
Payment on loan and security agreement exit fees	(1,000)
Proceeds from issuance of debt and warrants	5,000	12,000
Payments on debt issuance costs	(30)
Proceeds from issuance of common stock upon exercise of common stock warrants	602	26
Net cash provided by financing activities	213,445	12,026
Effect of changes in exchange rate on cash and restricted cash	9	42
Net change in cash	194,897	4,785
Cash - beginning of the period	12,046	24,394	$ 24,394
Cash - end of the period	206,943	29,179	$ 12,046
Supplemental disclosure of cash flow information:
Cash paid for interest	878	$ 81
Supplemental disclosure of non-cash financing activity:
Fair value of loan and security agreement warrant liability	2,691
Fair value of earn-out liability	26,583
Fair value of private placement warrants liability	$ 22,487